EARNINGS (LOSS) PER ORDINARY SHARE - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	$ 297	$ 622	$ 991
Impairment loss on investment in joint venture (1)	1	0	0
Net (impairment reversal) impairment on held for sale assets (1)	0	0	(17)
Impairment on property, plant and equipment and right of use asset	304	2	0
Taxation on impairment on property, plant and equipment and right of use asset	(58)	0	0
Derecognition of assets	4	4	0
Loss on disposal of discontinued operations	0	0	80
Taxation on loss on disposal of discontinued operations	0	0	1
Profit on sale of joint ventures	0	0	(19)
Net (profit) loss on disposal of tangible assets	(4)	(17)	2
Taxation on net (profit) loss on disposal of assets	0	1	0
Headline earnings (loss)	$ 544	$ 612	$ 1,038
Basic headline earnings (loss) per share (USD per share)	$ 1.29	$ 1.46	$ 2.48
Diluted headline earnings (loss) per share (USD per share)	$ 1.29	$ 1.46	$ 2.47
Top of range
Earnings per share [line items]
Threshold for disclosure of tax effect	$ 1
Bottom of range
Earnings per share [line items]
Threshold for disclosure of tax effect	$ 0